Restructuring, Impairment and Transaction-Related Charges (Restructuring Activities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Severance costs	$ 15.7	$ 27.2	$ 29.5
Integration costs	25.2	44.6	45.7
Other restructuring charges	28.6	19.4	22.1
Impairment charges	21.8	23.0	13.8
Impairment of Real Estate	10.1	13.1	3.6
Impairment of Long-Lived Assets to be Disposed of	11.7	9.9	10.2
Transaction costs	4.0	4.1	2.9
Restructuring reserves	15.1	33.3
Restructuring Reserve, Noncurrent	8.5	0
Full-Time Equivalent [Member]
Restructuring Cost and Reserve [Line Items]
Facilities sold	21
Number of positions eliminated	6,800
Recovery of Uncollectible Receivables [Member]
Restructuring Cost and Reserve [Line Items]
Integration costs			(15.6)
Other restructuring charges	(2.1)
Facilities Idled [Member]
Restructuring Cost and Reserve [Line Items]
Other restructuring charges	14.4	19.3	15.1
Equipment and Infrastructure Removal Costs [Member]
Restructuring Cost and Reserve [Line Items]
Other restructuring charges	6.2	7.3	7.7
Contract Termination [Member]
Restructuring Cost and Reserve [Line Items]
Other restructuring charges	10.1	8.0	6.3
Defined Benefit Plan, Curtailments (Gain) Loss [Member]
Restructuring Cost and Reserve [Line Items]
Other restructuring charges		(12.8)	(7.0)
Proceeds from Collection of Notes Receivable [Member]
Restructuring Cost and Reserve [Line Items]
Other restructuring charges		(2.4)
Accrued Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserves	15.1
Accounts Payable [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring reserves	1.4
Other Noncurrent Liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Noncurrent	11.5
Other Noncurrent Liabilities, Restructuring Reserves [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Noncurrent	8.5
Other Noncurrent Liabilities, MEPP's withdrawal liability [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Noncurrent	3.0
Stock Option Plan, 409A [Member] | Stock Option Termination [Member]
Restructuring Cost and Reserve [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost			$ 6.4